Revenues - Narrative (Details) - USD ($)	3 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Revenue Recognition [Abstract]
Deferred Long-Term Liability Charges	$ 19,100,000	$ 23,700,000
Revenue recognized	18,600,000
Remaining performance obligations	100,000,000
Expected remaining performance obligations recognized during next 12 months	67,200,000
Expected remaining performance obligations recognized subsequent to next 12 months and thereafter	16,800,000
Expected remaining performance obligations recognized remainder thereafter	16,000,000
Deferred sales commissions	$ 10,400,000	$ 10,300,000